Investment Securities	6 Months Ended
Jun. 30, 2012
Investment Securities [Abstract]
Investment Securities
Note C - Investment Securities

Investments in Federal Home Loan Bank and Federal Reserve Bank stock are combined and classified separately from investment securities in the condensed consolidated balance sheet, are restricted and may only be resold to, or redeemed by, the issuer.

Investment securities consisted of the following (in $1,000s):

	June 30, 2012		December 31, 2011
	Amortized Cost	Estimated Fair Value	Amortized Cost	Estimated Fair Value
Available for sale:
United States treasury	$3,499	$3,502	$4,004	$4,013
United States government agency	4,000	3,998
Mortgage-backed	9,424	9,493	10,537	10,592
Municipalities	103	106	275	278
	17,026	17,099	14,816	14,883
Held for long-term investment:
Capitol Development Bancorp Limited III	963	963	973	973
Other equity investments	1,806	1,806	1,764	1,764
	2,769	2,769	2,737	2,737

	$19,795	$19,868	$17,553	$17,620

Securities held for long-term investment are not subject to the classification and accounting rules relating to most typical investments.  In addition, Capitol's other equity investments consist mostly of equity-method investments in non-public enterprises which, accordingly, are outside of the scope of accounting rules for most typical investments which often require use of estimated fair value.  Those entities, which are primarily involved in making equity investments in or financing small businesses, use the fair value method of accounting in valuing their investment portfolios.  Notwithstanding that those investments are outside the scope of such accounting rules, they are included in Capitol's investment securities for financial reporting purposes to summarize all such investment securities together for reporting purposes.

Gross unrealized gains and losses on investment securities available for sale were as follows (in $1,000s):

	June 30, 2012		December 31, 2011
	Gains	Losses	Gains	Losses

United States treasury	$4	$1	$9
United States government agency		2
Mortgage-backed	72	3	70	$16
Municipalities	3		4

	$79	$6	$83	$16

The age of gross unrealized losses and carrying value (at estimated fair value) of securities available for sale are summarized below (in $1,000s):

	June 30, 2012		December 31, 2011
	Unrealized Loss	Carrying Value	Unrealized Loss	Carrying Value
One year or less:
United States treasury	$1	$1,499
United States government agency	2	3,998
Mortgage-backed			$16	$6,674
	$3	$5,497	$16	$6,674
In excess of one year:
Mortgage-backed	$3	$2,877	$--	$--

Gross realized gains and losses from sales and maturities of investment securities were insignificant for each of the periods presented.

Scheduled maturities of investment securities held as of June 30, 2012 were as follows (in $1,000s):

	Amortized Cost	Estimated Fair Value

Due in one year or less	$3,507	$3,510
After one year, through five years	4,103	4,105
After ten years	9,416	9,484
Securities held for long-term investment without stated maturities	2,769	2,769

	$19,795	$19,868